OPERATING CONTINGENCIES (Details Narrative)					1 Months Ended				37 Months Ended
	Mar. 27, 2024 USD ($)	Mar. 27, 2024 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)
Loss Contingencies [Line Items]
Purchase commitment amount					$ 392,305	¥ 2,500,000	$ 392,305	¥ 2,500,000
Litigation settlement expense					$ 392,305	¥ 2,500,000	$ 392,305	¥ 2,500,000
First Execution Of Judgement [Member]
Loss Contingencies [Line Items]
Litigation settlement amount									$ 97,748	¥ 694,000
Litigation settlement interest			$ 139,692	¥ 991,800
Restoration Of Execution [Member]
Loss Contingencies [Line Items]
Litigation settlement amount			$ 110,818	¥ 786,800
Frozen Case [Member]
Loss Contingencies [Line Items]
Litigation settlement amount	$ 35,672	¥ 253,266
Gain loss litigation settlement	$ 212,412	¥ 1,510,000